Property, plant and equipment and Exploration and Evaluation Assets - Additional Information (Detail) ₨ in Millions			12 Months Ended
	Feb. 25, 2010 a	Jun. 30, 2002 a MW	Mar. 31, 2020 INR (₨) a bbl qtr	Mar. 31, 2020 USD ($) a bbl qtr	Mar. 31, 2019 INR (₨) bbl	Mar. 31, 2019 USD ($) bbl	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax nominal discount rate			11.10%	11.10%
Change in crude oil per barrel | $				$ 1
Change in discount rate			1.00%	1.00%	1.00%	1.00%
Change in recoverable value			₨ 4,940	$ 66,000,000	₨ 3,370	$ 45,000,000
Property plant and equipment			966,871		1,090,844		$ 12,825,000,000
Recoverable value of other assets and liabilities			15,360				204,000,000
Property, plant and equipment, interest capitalized			10,169		8,345		135,000,000		₨ 3,484
Area of land		34.74
Share of jointly owned assets with JV partners, property, plant and equipment and exploration and evaluation assets net block			₨ 116,331		230,411		1,543,000,000
Percentage change in volume			1.00%	1.00%
Transfers to intangible assets from assets under construction			₨ 379	$ 5,000,000
Volume of production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value			170	2,000,000
Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Change in recoverable value			480	6,000,000
AvanStrate Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge			5,098	67,000,000
Talwandi Sabo Power Limited TSPL [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land			3,975		3,906		53,000,000
Buildings			1,945		2,047		26,000,000
Machinery			88,619		₨ 92,895		1,175,000,000
BALCO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land		171.44
Capacity of captive power plant | MW		270
Rajasthan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount			105,109				1,394,000,000
Impairment charge			₨ 127,164	$ 1,686,000,000
Bidhan bagh unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of quarters | qtr			40	40
Area of land			300.88	300.88
Kobra [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land			300.88	300.88
Oil and gas block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Short term price of oil | bbl			38	38	62	62
Long term price of oil | bbl			57	57	65	65
Percentage increase in price			2.00%	2.00%	2.50%	2.50%
Post-tax nominal discount rate			10.35%	10.35%	11.80%	11.80%
Reversal of impairment | ₨					₨ 2,611
Recoverable amount			₨ 1,496		2,075		20,000,000	$ 30,000,000
Impairment charge			2,551	$ 34,000,000
Oil and gas block [member] | KG OSN 2009/3 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge			5,316	71,000,000
Iron Ore Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Land reclassified into financial assets | ₨			1,201
Land reclassified into financial assets | $				16,000,000
Oil and Gas Properties[member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge			116,748	1,548,000,000
Development Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			48,477		104,933		$ 643,000,000
Exploration Intangible Assets Under Development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge			₨ 10,416	$ 138,000,000
Explorationcosts capitalised [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration costs transferrred to property plant and equipment					₨ 148,432	$ 2,146,000,000
Bharat aluminium company limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land	1,804.67